LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments
September 30, 2021 (unaudited)
	Principal Amount°	Value (U.S. $)
AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.14%
Freddie Mac REMICS Series 5029 WG 1.00% 4/25/31	16,537,764	$ 16,338,286
♦Freddie Mac Structured Pass Through Certificates Series T-54 2A 6.50% 2/25/43	551	666
♦Freddie Mac Structured Pass-Through Certificates Series T-58 2A 6.50% 9/25/43	9,726	11,309
Total Agency Collateralized Mortgage Obligations (Cost $16,646,816)		16,350,261
AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES–0.64%
♦Freddie Mac Multifamily Structured Pass Through Certificates Series K729 A2 3.14% 10/25/24	4,650,000	4,938,517
•FREMF Mortgage Trust
Series 2012-K22 B 3.81% 8/25/45	1,115,000	1,142,772
Series 2014-K717 C 3.70% 11/25/47	10,136	10,127
Series 2015-K720 B 3.51% 7/25/22	2,950,000	3,002,186
Total Agency Commercial Mortgage-Backed Securities (Cost $9,250,407)		9,093,602
AGENCY MORTGAGE-BACKED SECURITIES–7.15%
•Fannie Mae Grantor Trust 6.98% 6/19/41	8,042	8,950
Fannie Mae S.F. 15 yr
2.50% 8/1/35	4,227,828	4,406,320
2.50% 11/1/35	10,678,615	11,148,976
Fannie Mae S.F. 30 yr
1.50% 3/1/36	8,136,685	8,240,606
3.50% 1/1/48	9,705,217	10,410,091
4.50% 7/1/40	286,279	309,694
4.50% 8/1/41	719,426	808,837
4.50% 2/1/46	5,635,436	6,268,524
4.50% 5/1/46	801,139	896,192
4.50% 11/1/47	6,018,709	6,701,386
4.50% 4/1/48	3,133,372	3,508,726
5.00% 7/1/47	639,935	730,946
5.00% 8/1/48	13,024,191	14,417,705
5.00% 12/1/48	5,797,145	6,394,693
5.50% 5/1/44	18,933,867	21,942,331
6.00% 1/1/42	1,242,823	1,466,221
Freddie Mac S.F. 30 yr
4.50% 3/1/42	405,139	452,438
4.50% 7/1/45	813,696	908,667
5.50% 9/1/41	2,175,167	2,531,548
Ginnie Mae II Pool 6.50% 6/20/39	331,044	386,766
	Principal Amount°	Value (U.S. $)
AGENCY MORTGAGE-BACKED SECURITIES (continued)
GNMA II S.F. 30 yr 5.50% 5/20/37	82,560	$ 95,892
Total Agency Mortgage-Backed Securities (Cost $99,235,792)		102,035,509
CORPORATE BONDS–49.59%
Advertising–0.11%
Clear Channel International 6.63% 8/1/25	1,575,000	1,639,969
		1,639,969
Aerospace & Defense–1.56%
Spirit AeroSystems 5.50% 1/15/25	2,700,000	2,855,250
Teledyne Technologies 0.95% 4/1/24	15,970,000	15,997,904
TransDigm 8.00% 12/15/25	3,141,000	3,349,091
		22,202,245
Airlines–0.52%
Delta Air Lines
7.00% 5/1/25	3,762,000	4,387,433
7.38% 1/15/26	1,072,000	1,262,967
Spirit Loyalty Cayman 8.00% 9/20/25	1,110,000	1,244,865
United Airlines 4.38% 4/15/26	465,000	477,206
		7,372,471
Apparel–0.12%
VF 2.40% 4/23/25	1,715,000	1,787,110
		1,787,110
Auto Manufacturers–2.30%
BMW US Capital 0.75% 8/12/24	4,805,000	4,814,833
Ford Motor 8.50% 4/21/23	4,533,000	4,986,027
Ford Motor Credit 3.38% 11/13/25	3,500,000	3,596,250
General Motors Financial
•0.81% (SOFR + 0.76%) 3/8/24	8,025,000	8,101,639
3.45% 4/10/22	2,145,000	2,167,412
4.15% 6/19/23	1,290,000	1,363,374
4.35% 4/9/25	1,850,000	2,031,340
5.10% 1/17/24	4,880,000	5,327,405
5.25% 3/1/26	339,000	387,394
		32,775,674
Banks–12.57%
Banco Continental 2.75% 12/10/25	3,115,000	3,091,669
Banco Santander 3.50% 4/11/22	4,800,000	4,878,796
Bank of America
μ0.98% 9/25/25	6,085,000	6,093,397
μ3.46% 3/15/25	3,825,000	4,069,465
LVIP Delaware Limited-Term Diversified Income Fund–1

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Banks (continued)
Bank of America (continued)
4.10% 7/24/23	6,940,000	$ 7,398,782
μBank of Ireland Group 2.03% 9/30/27	4,560,000	4,557,346
Bank of Montreal 1.85% 5/1/25	1,785,000	1,836,760
Barclays Bank 1.70% 5/12/22	5,170,000	5,210,730
BBVA Bancomer 1.88% 9/18/25	3,490,000	3,509,020
BBVA USA 3.88% 4/10/25	4,955,000	5,408,423
μCitigroup 4.04% 6/1/24	8,670,000	9,169,652
•Citizens Bank 0.84% (LIBOR03M + 0.72%) 2/14/22	7,515,000	7,529,985
μCredit Agricole 1.91% 6/16/26	1,895,000	1,931,048
μCredit Suisse Group
2.59% 9/11/25	4,680,000	4,851,503
4.21% 6/12/24	2,935,000	3,099,113
7.25% 1/14/30	2,425,000	2,687,991
Credit Suisse Group Funding Guernsey 3.80% 6/9/23	1,640,000	1,727,862
Deutsche Bank 0.90% 5/28/24	4,850,000	4,845,548
Goldman Sachs Group
•0.86% (SOFR + 0.81%) 3/9/27	5,435,000	5,442,876
•1.29% (LIBOR03M + 1.17%) 5/15/26	10,075,000	10,327,328
3.50% 4/1/25	8,420,000	9,052,370
•JPMorgan Chase & Co 0.94% (SOFR + 0.89%) 4/22/27	3,675,000	3,721,392
JPMorgan Chase & Co.
•0.63% (SOFR + 0.58%) 3/16/24	4,440,000	4,457,442
μ4.02% 12/5/24	13,570,000	14,534,562
μ4.60% 5/25/47	620,000	633,950
μ5.00% 1/25/47	1,050,000	1,095,937
μLloyds Banking Group 2.91% 11/7/23	5,980,000	6,135,420
Morgan Stanley
μ0.73% 4/5/24	6,960,000	6,983,103
2.75% 5/19/22	3,335,000	3,388,826
National Securities Clearing 1.20% 4/23/23	2,700,000	2,737,566
QNB Finance, Ltd. 3.50% 3/28/24	3,120,000	3,307,200
•Toronto-Dominion Bank 0.41% (SOFR + 0.36%) 3/4/24	9,625,000	9,654,934
μTruist Bank 2.64% 9/17/29	9,026,000	9,435,510
U.S. Bancorp 3.38% 2/5/24	2,330,000	2,476,702
U.S. Bank 3.40% 7/24/23	1,340,000	1,411,607
UBS 1.75% 4/21/22	925,000	931,618
UBS Group AG 2.65% 2/1/22	1,795,000	1,808,839
		179,434,272
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Beverages–0.45%
Anheuser-Busch InBev Worldwide 3.65% 2/1/26	5,890,000	$ 6,460,280
		6,460,280
Biotechnology–0.80%
Gilead Sciences 3.70% 4/1/24	4,035,000	4,311,229
Royalty Pharma 1.20% 9/2/25	7,210,000	7,163,258
		11,474,487
Chemicals–0.25%
Nutrien 1.90% 5/13/23	3,505,000	3,580,416
		3,580,416
Commercial Services–1.78%
DP World Crescent 3.91% 5/31/23	3,381,000	3,516,240
Global Payments 2.65% 2/15/25	4,520,000	4,724,346
PayPal Holdings 1.35% 6/1/23	6,510,000	6,618,210
Prime Security Services Borrower 5.25% 4/15/24	3,089,000	3,294,573
Triton Container International 1.15% 6/7/24	7,250,000	7,238,236
		25,391,605
Computers–0.26%
International Business Machines 3.00% 5/15/24	3,500,000	3,712,737
		3,712,737
Distribution/Wholesale–0.46%
Avient 5.75% 5/15/25	6,182,000	6,514,282
		6,514,282
Diversified Financial Services–2.94%
AerCap Ireland Capital 3.15% 2/15/24	5,750,000	5,995,831
Air Lease
0.80% 8/18/24	5,645,000	5,610,964
2.88% 1/15/26	755,000	788,896
3.00% 9/15/23	4,075,000	4,235,107
Ally Financial 5.75% 11/20/25	5,256,000	6,009,964
Aviation Capital Group
1.95% 1/30/26	1,905,000	1,898,118
2.88% 1/20/22	5,430,000	5,458,319
Avolon Holdings Funding 3.95% 7/1/24	3,760,000	3,992,102
μCharles Schwab 4.00% 8/2/28	1,540,000	1,605,450
DAE Sukuk DIFC 3.75% 2/15/26	3,420,000	3,602,799
SURA Asset Management 4.88% 4/17/24	978,000	1,053,805
USAA Capital 1.50% 5/1/23	1,720,000	1,750,203
		42,001,558

LVIP Delaware Limited-Term Diversified Income Fund–2

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Electric–6.00%
AEP Texas 2.40% 10/1/22	5,720,000	$ 5,822,214
Avangrid 3.20% 4/15/25	2,630,000	2,801,027
CenterPoint Energy 3.85% 2/1/24	2,526,000	2,688,584
Cleveland Electric Illuminating 5.50% 8/15/24	4,805,000	5,410,481
μDuke Energy 4.88% 10/23/23	3,805,000	4,066,594
Engie Energia Chile 4.50% 1/29/25	1,409,000	1,533,084
Entergy 4.00% 7/15/22	4,727,000	4,830,212
Entergy Louisiana 4.05% 9/1/23	480,000	507,431
NextEra Energy Capital Holdings 3.15% 4/1/24	5,320,000	5,625,577
NRG Energy 3.75% 6/15/24	9,895,000	10,554,654
OGE Energy 0.70% 5/26/23	8,925,000	8,925,746
Pacific Gas and Electric 3.75% 2/15/24	8,690,000	9,064,840
Southern California Edison 1.10% 4/1/24	10,370,000	10,420,098
Vistra Operations 3.55% 7/15/24	5,945,000	6,253,099
WEC Energy Group 0.80% 3/15/24	7,115,000	7,136,967
		85,640,608
Electrical Components & Equipment–0.22%
WESCO Distribution 7.13% 6/15/25	3,008,000	3,209,927
		3,209,927
Engineering & Construction–0.14%
Artera Services 9.03% 12/4/25	1,875,000	2,034,375
		2,034,375
Entertainment–0.50%
Scientific Games International 5.00% 10/15/25	3,410,000	3,508,037
Six Flags Entertainment 4.88% 7/31/24	3,535,000	3,568,141
		7,076,178
Food–0.51%
Conagra Brands 0.50% 8/11/23	3,450,000	3,449,931
General Mills 3.70% 10/17/23	3,640,000	3,863,502
		7,313,433
Forest Products & Paper–0.24%
Inversiones CMPC 4.75% 9/15/24	3,120,000	3,399,240
		3,399,240
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Health Care Products–0.12%
Ortho-Clinical Diagnostics 7.38% 6/1/25	1,621,000	$ 1,710,155
		1,710,155
Insurance–3.95%
Athene Global Funding
•0.75% (SOFR + 0.70%) 5/24/24	8,585,000	8,628,028
1.00% 4/16/24	10,665,000	10,701,916
Brighthouse Financial Global Funding
•0.81% (SOFR + 0.76%) 4/12/24	4,385,000	4,415,848
1.00% 4/12/24	6,265,000	6,296,200
Equitable Financial Life Global Funding 0.80% 8/12/24	1,825,000	1,822,869
Equitable Holdings 3.90% 4/20/23	3,744,000	3,927,624
F&G Global Funding 0.90% 9/20/24	7,160,000	7,146,826
GA Global Funding Trust 1.00% 4/8/24	10,035,000	10,078,351
USIS 6.88% 5/1/25	3,266,000	3,323,873
		56,341,535
Internet–0.26%
JD.com 3.88% 4/29/26	3,470,000	3,766,833
		3,766,833
Iron & Steel–0.44%
Steel Dynamics 2.80% 12/15/24	6,000,000	6,330,176
		6,330,176
Leisure Time–0.16%
Carnival 7.63% 3/1/26	2,117,000	2,259,898
		2,259,898
Lodging–0.23%
Boyd Gaming 8.63% 6/1/25	2,426,000	2,629,177
Station Casinos 5.00% 10/1/25	719,000	729,210
		3,358,387
Machinery Diversified–0.09%
Welbilt 9.50% 2/15/24	1,313,000	1,349,501
		1,349,501
Media–1.45%
AMC Networks 5.00% 4/1/24	1,360,000	1,375,300
Charter Communications Operating 4.91% 7/23/25	4,810,000	5,409,444
Fox 4.03% 1/25/24	4,025,000	4,318,576

LVIP Delaware Limited-Term Diversified Income Fund–3

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Media (continued)
Time Warner Entertainment 8.38% 3/15/23	8,635,000	$ 9,592,104
		20,695,424
Mining–0.32%
First Quantum Minerals 7.50% 4/1/25	4,500,000	4,616,235
		4,616,235
Miscellaneous Manufacturing–0.26%
Carlisle 0.55% 9/1/23	3,690,000	3,688,409
		3,688,409
Oil & Gas–0.84%
Apache 4.63% 11/15/25	1,965,000	2,112,375
Devon Energy 5.25% 9/15/24	1,908,000	2,113,387
Murphy Oil 5.75% 8/15/25	2,706,000	2,793,187
Occidental Petroleum 5.50% 12/1/25	2,793,000	3,093,248
Southwestern Energy 6.45% 1/23/25	1,686,000	1,856,404
		11,968,601
Oil & Gas Services–0.44%
Schlumberger Holdings 3.75% 5/1/24	5,865,000	6,265,863
		6,265,863
Packaging & Containers–0.54%
Mauser Packaging Solutions Holding 5.50% 4/15/24	7,592,000	7,658,430
		7,658,430
Pharmaceuticals–2.18%
AbbVie
2.60% 11/21/24	7,125,000	7,490,014
3.75% 11/14/23	2,150,000	2,290,573
Bausch Health 6.13% 4/15/25	2,112,000	2,155,613
Bristol-Myers Squibb 2.90% 7/26/24	3,393,000	3,602,484
Cigna
•1.02% (LIBOR03M + 0.89%) 7/15/23	6,130,000	6,205,026
3.75% 7/15/23	590,000	623,636
CVS Health 3.70% 3/9/23	1,239,000	1,293,811
Takeda Pharmaceutical 4.40% 11/26/23	6,425,000	6,923,558
Viatris 1.65% 6/22/25	500,000	505,003
		31,089,718
Pipelines–2.95%
Cheniere Corpus Christi Holdings 7.00% 6/30/24	4,455,000	5,038,699
Enbridge
0.01% 10/4/23	2,150,000	2,150,645
	Principal Amount°	Value (U.S. $)
CORPORATE BONDS (continued)
Pipelines (continued)
Enbridge (continued)
•0.45% (SOFR + 0.40%) 2/17/23	8,545,000	$ 8,568,926
MPLX 4.88% 12/1/24	6,200,000	6,867,419
NuStar Logistics 5.75% 10/1/25	3,345,000	3,604,237
ONEOK 7.50% 9/1/23	4,745,000	5,280,346
Sabine Pass Liquefaction 5.75% 5/15/24	9,475,000	10,552,392
		42,062,664
Retail–0.03%
IRB Holding 7.00% 6/15/25	390,000	414,073
		414,073
Semiconductors–1.44%
Microchip Technology
0.98% 9/1/24	6,980,000	6,971,554
4.33% 6/1/23	2,250,000	2,378,060
NXP
2.70% 5/1/25	295,000	308,110
4.88% 3/1/24	6,825,000	7,444,192
SK Hynix 1.50% 1/19/26	3,510,000	3,464,651
		20,566,567
Software–0.49%
Roper Technologies 2.35% 9/15/24	6,670,000	6,983,696
		6,983,696
Telecommunications–1.67%
NBN 0.88% 10/8/24	7,100,000	7,075,531
Sprint Spectrum 4.74% 3/20/25	1,526,875	1,630,702
T-Mobile USA 3.50% 4/15/25	4,850,000	5,224,941
Verizon Communications 0.75% 3/22/24	9,805,000	9,842,651
		23,773,825
Total Corporate Bonds (Cost $692,084,403)		707,920,857
NON-AGENCY ASSET-BACKED SECURITIES–14.88%
American Tower Trust Series 13 2A 3.07% 3/15/48	1,575,000	1,577,982
•AMMC CLO Series 2020-23A A1L 1.53% (LIBOR03M + 1.40%) 10/17/31	7,800,000	7,800,952
ARI Fleet Lease Trust 2018-B Series 2018-B A2 3.22% 8/16/27	1,002,060	1,005,067
•Ballyrock CLO
Series 2018-1A A1 1.13% (LIBOR03M + 1.00%) 4/20/31	5,250,000	5,243,553

LVIP Delaware Limited-Term Diversified Income Fund–4

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Ballyrock CLO (continued)
Series 2020-2A A1 1.45% (LIBOR03M + 1.32%) 10/20/31	4,000,000	$ 4,000,680
•Battalion CLO Series 2020-18A A1 1.93% (LIBOR03M + 1.80%) 10/15/32	4,000,000	4,001,592
•Benefit Street Partners CLO IX Series 2016-9A AR 1.24% (LIBOR03M + 1.11%) 7/20/31	1,550,000	1,548,041
•Benefit Street Partners CLO VIII Series 2015-8A A1AR 1.23% (LIBOR03M + 1.10%) 1/20/31	2,000,000	2,000,184
•BlueMountain CLO XXX Series 2020-30A A 1.52% (LIBOR03M + 1.39%) 1/15/33	2,000,000	2,007,386
•Carlyle Global Market Strategies CLO Series 2014-2RA A1 1.17% (LIBOR03M + 1.05%) 5/15/31	4,573,349	4,567,623
•CBAM CLO 1.56% (LIBOR03M + 1.43%) 1/20/34	7,000,000	7,027,524
•Cedar Funding IX CLO Series 2018-9A A1 1.11% (LIBOR03M + 0.98%) 4/20/31	2,150,000	2,152,892
Chase Auto Credit Linked NoteS Series 2020-2 B 0.84% 2/25/28	4,881,734	4,888,403
•CIFC Funding Series 2013-4A A1RR 1.19% (LIBOR03M + 1.06%) 4/27/31	6,850,000	6,851,993
Dell Equipment Finance Trust Series 2021-2 A2 0.33% 12/22/26	11,700,000	11,693,255
•Dryden 83 CLO Series 2020-83A A 1.35% (LIBOR03M + 1.22%) 1/18/32	6,650,000	6,653,631
•Elmwood CLO VII Series 2020-4A A 1.52% (LIBOR03M + 1.39%) 1/17/34	1,000,000	1,006,265
Ford Credit Auto Owner Trust Series 2021-A B 0.70% 10/15/26	4,000,000	3,965,680
Ford Credit Floorplan Master Owner Trust Series 2020-1 A1 0.70% 9/15/25	26,000,000	26,123,474
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
•Galaxy XXI CLO Series 2015-21A AR 1.15% (LIBOR03M + 1.02%) 4/20/31	3,500,000	$ 3,500,227
GM Financial Automobile Leasing Trust Series 2020-3 A2A 0.35% 11/21/22	1,565,846	1,566,380
GM Financial Leasing Trust Series 2021-1 B 0.54% 2/20/25	6,500,000	6,500,964
GMF Floorplan Owner Revolving Trust Series 2020-1 A 0.68% 8/15/25	16,000,000	16,061,714
GreatAmerica Leasing Receivables Funding Series 2021-1 B 0.72% 12/15/26	3,600,000	3,568,270
•KKR CLO Series 32A A1 1.45% (LIBOR03M + 1.32%) 1/15/32	3,450,000	3,460,039
•LCM XVIII Series 18A A1R 1.15% (LIBOR03M + 1.02%) 4/20/31	5,003,000	4,994,255
Mercedes-Benz Master Owner Trust Series 2019-BA A 2.61% 5/15/24	2,400,000	2,436,026
MMAF Equipment Finance Series 2020-BA A2 0.38% 8/14/23	11,178,617	11,184,537
•Oaktree CLO Series 2019-2A A1AR 1.25% (LIBOR03M + 1.12%) 4/15/31	2,000,000	2,000,130
•Octagon Investment Partners 33 Series 2017-1A A1 1.32% (LIBOR03M + 1.19%) 1/20/31	5,750,000	5,750,052
•Octagon Investment Partners 48 Series 2020-3A A 1.63% (LIBOR03M + 1.50%) 10/20/31	1,200,000	1,200,223
PFS Financing Series 2020-G A 0.97% 2/15/26	4,000,000	4,023,333
•Sound Point CLO XXI Series 2018-3A A1A 1.31% (LIBOR03M + 1.18%) 10/26/31	4,850,000	4,852,250
Tesla Auto Lease Trust Series 2021-A B 1.02% 3/20/25	11,750,000	11,787,982
•Towd Point Mortgage Trust Series 2015-6 A1B 2.75% 4/25/55	55,967	56,089
Trafigura Securitisation Finance Series 2021-1A A2 1.08% 1/15/25	10,150,000	10,102,375
UNIFY Auto Receivables Trust Series 2021-1A A3 0.51% 6/16/25	1,900,000	1,901,600

LVIP Delaware Limited-Term Diversified Income Fund–5

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
	Principal Amount°	Value (U.S. $)
NON-AGENCY ASSET-BACKED SECURITIES (continued)
Verizon Owner Trust Series 2020-C A 0.41% 4/21/25	2,000,000	$ 2,003,539
•York CLO-6 Series 2019-1A A1 1.49% (LIBOR03M + 1.35%) 7/22/32	6,300,000	6,302,955
•Zais CLO Series 2020-16A A1 2.32% (LIBOR03M + 2.19%) 10/20/31	5,000,000	5,002,365
Total Non-Agency Asset-Backed Securities (Cost $211,738,244)		212,371,482
NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS–1.75%
•Freddie Mac STACR REMIC Trust
Series 2020-DNA6 M1 0.95% (SOFR30A + 0.90%) 12/25/50	2,808,132	2,810,764
Series 2021-DNA1 M1 0.70% (SOFR30A + 0.65%) 1/25/51	3,276,674	3,276,674
Series 2021-DNA3 M1 0.80% (SOFR30A + 0.75%) 10/25/33	5,100,000	5,103,187
Series 2021-DNA5 M1 0.70% (SOFR30A + 0.65%) 1/25/34	4,221,387	4,222,190
Series 2021-HQA1 M1 0.75% (SOFR30A + 0.70%) 8/25/33	4,603,442	4,601,494
Series 2021-HQA2 M1 0.75% (SOFR30A + 0.70%) 12/25/33	3,685,000	3,687,086
•Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2017-DNA3 M2 2.59% (LIBOR01M + 2.50%) 3/25/30	450,000	460,552
Series 2017-HQA2 M2AS 1.14% (LIBOR01M + 1.05%) 12/25/29	804,666	805,798
Total Non-Agency Collateralized Mortgage Obligations (Cost $24,946,334)		24,967,745
	Principal Amount°	Value (U.S. $)
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY–0.01%
•LB-UBS Commercial Mortgage Trust Series 2006-C6 AJ 5.45% 9/15/39	377,715	$ 132,200
Total Non-Agency Commercial Mortgage-Backed Security (Cost $401,164)		132,200
U.S. TREASURY OBLIGATIONS–21.73%
U.S. Treasury Notes
0.13% 7/31/23	111,665,000	111,425,094
0.38% 9/15/24	161,250,000	160,557,128
2.50% 8/15/23	36,720,000	38,256,216
Total U.S. Treasury Obligations (Cost $311,021,645)		310,238,438

	Number of Shares
MONEY MARKET FUND–3.39%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.03%)	48,311,471	48,311,471
Total Money Market Fund (Cost $48,311,471)		48,311,471

TOTAL INVESTMENTS–100.28% (Cost $1,413,636,276)	1,431,421,565

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.28%)	(3,934,387)
NET ASSETS APPLICABLE TO 143,820,949 SHARES OUTSTANDING–100.00%	$1,427,487,178

° Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
♦ Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
LVIP Delaware Limited-Term Diversified Income Fund–6

LVIP Delaware Limited-Term Diversified Income Fund
Schedule of Investments (continued)
• Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their description above and may be subject to caps and/or floors. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions such as changes in current interest rate and prepayments on the underlying pool of assets. These securities do not indicate a reference rate and spread in their description above.
μ Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2021. Rate will reset at a future date.

The following futures contracts were outstanding at September 30, 2021:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Interest Rate Contract:
(255)	U.S. Treasury 5 yr Notes	$(31,299,258)	$(31,461,842)	12/31/21	$162,584	$—
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through September 30, 2021.

Summary of Abbreviations:
CLO–Collateralized Loan Obligation
CMPC–Coût Moyen Pondéré du Capital
FREMF–Freddie Mac Multifamily
GNMA–Government National Mortgage Association
LB–Lehman Brothers
LIBOR01M–Intercontinental Exchange London Interbank Offered Rate USD 1 Month
LIBOR03M–Intercontinental Exchange London Interbank Offered Rate USD 3 Month
S.F.–Single Family
SOFR–Secured Overnight Financing Rate
SOFR30A–Secured Overnight Financing Rate 30 Days Average
yr–Year
See accompanying notes.
LVIP Delaware Limited-Term Diversified Income Fund–7

LVIP Delaware Limited-Term Diversified Income Fund
Notes
September 30, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Limited-Term Diversified Income Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–U.S. government and agency securities are valued at the evaluated bid price, which approximates fair value. Open-end investment companies are valued at their published net asset value (“NAV”). Investments in government money market funds have a stable NAV. Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available. Valuations for fixed income securities, including short-term debt securities, utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security. Futures contracts are valued at the daily quoted settlement prices. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Delaware Limited-Term Diversified Income Fund–8

LVIP Delaware Limited-Term Diversified Income Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Agency Collateralized Mortgage Obligations	$—	$16,350,261	$—	$16,350,261
Agency Commercial Mortgage-Backed Securities	—	9,093,602	—	9,093,602
Agency Mortgage-Backed Securities	—	102,035,509	—	102,035,509
Corporate Bonds	—	707,920,857	—	707,920,857
Non-Agency Asset-Backed Securities	—	212,371,482	—	212,371,482
Non-Agency Collateralized Mortgage Obligations	—	24,967,745	—	24,967,745
Non-Agency Commercial Mortgage-Backed Security	—	132,200	—	132,200
U.S. Treasury Obligations	—	310,238,438	—	310,238,438
Money Market Fund	48,311,471	—	—	48,311,471
Total Investments	$48,311,471	$1,383,110,094	$—	$1,431,421,565
Derivatives:

Assets:
Futures Contract	$162,584	$—	$—	$162,584
There were no Level 3 investments at the beginning or end of the period.
LVIP Delaware Limited-Term Diversified Income Fund–9